Intangible Assets and Related Accumulated Amortization (Detail)	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Online Game Product Development Costs CNY	Dec. 31, 2011 Online Game Product Development Costs USD ($)	Dec. 31, 2010 Online Game Product Development Costs CNY	Dec. 31, 2011 Purchased Software CNY	Dec. 31, 2011 Purchased Software USD ($)	Dec. 31, 2010 Purchased Software CNY	Dec. 31, 2011 Acquired software from acquisition of subsidiaries CNY	Dec. 31, 2011 Acquired software from acquisition of subsidiaries USD ($)	Dec. 31, 2010 Acquired software from acquisition of subsidiaries CNY	Dec. 31, 2010 KOK3 game software CNY	Dec. 31, 2009 KOK3 game software CNY
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	91,347,418	161,018,796		34,001,748		28,745,846	55,720,779		50,575,054	1,624,891		1,624,891	80,073,005
Accumulated Amortization	(64,898,702)	(55,506,411)		(19,184,411)		(10,074,220)	(45,454,037)		(36,775,426)	(260,254)		(141,429)	(8,515,336)
Impairment		(46,557,669)											(46,557,669)
Deconsolidation of subsidiary		(25,000,000)											(25,000,000)
Deconsolidation of subsidiary		28,625,000
Net Carrying Value	26,448,716	33,954,716	$ 4,202,278	14,817,337	$ 2,354,238	18,671,626	10,266,742	$ 1,631,221	13,799,628	1,364,637	$ 216,819	1,483,462